NATURE OF BUSINESS AND GOING CONCERN	12 Months Ended
Mar. 31, 2024
Disclosure Of Nature Of Business [Abstract]
NATURE OF BUSINESS AND GOING CONCERN [Text Block]

1.    NATURE OF BUSINESS AND GOING CONCERN

Zentek Ltd. (the "Company") was incorporated on July 29, 2008 under the laws of the province of Ontario, Canada. The principal business of the Company is to develop opportunities in the graphene and related nano-materials industry based on its intellectual property, patents and Albany graphite. The address of the Company's executive office is 24 Corporate Court, Guelph, Ontario, N1G 5G5, Canada.

On June 12, 2023, the Company incorporated a wholly-owned subsidiary named Triera Biosciences Ltd. that owns the exclusive, global licensing rights for all aptamer-based technology from the collaboration with McMaster University. The Company and McMaster University entered into a standard license agreement dated June 11, 2021 pursuant to which McMaster agreed to license certain intellectual property. All rights and obligations under this licensing agreement were assigned to this subsidiary subsequent to incorporation.

The Company is an emerging high-tech nano-graphite and graphene materials company based in Thunder Bay, Ontario, Canada. The current focus is to bring to market innovative products including surgical masks and HVAC filters with the Company's ZenGUARDTM coating, Rapid Detection Point of Care diagnostics tests and continue to develop potential pharmaceutical products based on its patent-pending graphene-based compound.

These consolidated financial statements of the Company for the year ended March 31, 2024 were approved and authorised for issue by the Board of Directors on June 26, 2024.

The technology industry presents a high degree of risk and there can be no assurance that the Company's research and development will result in profitable operations. The Company's ability to meet its obligations arising from normal business operations, continue its research and development, and generate future profits is dependent upon its ability to obtain necessary financing. While the Company has been successful at raising funds in the past, there can be no assurance that it will be able to do so in the future.

As at March 31, 2024, the Company had not yet achieved profitable operations and had an accumulated deficit of $76,621,563 and expects to incur further losses in the development of its business. These events and conditions indicate that a material uncertainty exists that cast substantial doubt on the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent on obtaining continued financial support, obtaining financing, or generating profitable operations in the future. Management is committed to raising additional capital to meet its obligations; however, additional debt and/or equity financing is subject to the global financial markets and economic conditions.

These consolidated financial statements do not reflect the adjustments to the carrying value of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications that would be necessary if the going concern assumption was not appropriate. Any adjustments necessary to the consolidated financial statements if the Company ceases to be a going concern could be material.